Trade and other payables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Trade and other payables
Trade payables	¥ 653,713	¥ 649,415
Payroll payable	93,065	68,969
Accrued expenses	236,594	264,905
Other taxes payable	49,072	52,078
Deposits	1,785,405	1,875,380
Payable relating to leasehold improvements	47,654	37,109
Amount due to related parties	6,371	13,710
Others	147,428	111,425
Total	¥ 3,019,302	¥ 3,072,991
Credit period granted by the suppliers, minimum	30 days
Credit period granted by the suppliers, maximum	90 days